Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.56%)
COMMUNICATION SERVICES (6.79%)
Diversified Telecommunication Services (0.45%)
Verizon Communications, Inc.	204,500	$9,184,095

Entertainment (0.61%)
Netflix, Inc.(a)	17,648	12,517,197

Interactive Media & Services (4.11%)
Alphabet, Inc., Class A	94,037	15,596,036
Alphabet, Inc., Class C	219,502	36,698,539
Meta Platforms, Inc., Class A	55,867	31,980,506
		84,275,081
Media (1.62%)
Charter Communications, Inc., Class A(a)	41,416	13,422,098
Omnicom Group, Inc.	113,075	11,690,824
Trade Desk, Inc., Class A(a)	73,097	8,015,086
		33,128,008
CONSUMER DISCRETIONARY (12.40%)
Automobile Components (1.67%)
Cie Generale des Etablissements Michelin SCA(b)	414,100	8,406,230
Lear Corp.	109,726	11,976,593
Magna International, Inc., Class A	338,513	13,892,574
		34,275,397
Broadline Retail (2.63%)
Amazon.com, Inc.(a)	289,600	53,961,168

Entertainment (1.09%)
Sony Group Corp.(b)(c)	230,567	22,265,855

Hotels, Restaurants & Leisure (2.97%)
Aramark	464,317	17,982,997
Booking Holdings, Inc.	4,448	18,735,510
Starbucks Corp.	84,699	8,257,306
Yum! Brands, Inc.	112,730	15,749,508
		60,725,321
Household Durables (1.06%)
Lennar Corp., Class A	83,500	15,654,580
Newell Brands, Inc.	783,352	6,016,143
		21,670,723
Specialty Retail (2.70%)
CarMax, Inc.(a)	182,723	14,139,106

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2024	7

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
Home Depot, Inc.	18,219	$7,382,339
Lowe's Cos., Inc.	34,000	9,208,900
O'Reilly Automotive, Inc.(a)	16,391	18,875,875
TJX Cos., Inc.	48,411	5,690,229
		55,296,449
Textiles, Apparel & Luxury Goods (0.28%)
PVH Corp.	56,548	5,701,735

CONSUMER STAPLES (4.75%)
Beverages (0.78%)
Coca-Cola Co.	127,300	9,147,778
Constellation Brands, Inc., Class A	26,700	6,880,323
		16,028,101
Consumer Staples Distribution & Retail (1.61%)
Costco Wholesale Corp.	14,626	12,966,242
Dollar Tree, Inc.(a)	95,685	6,728,569
SYSCO Corp.	169,234	13,210,406
		32,905,217
Food Products (0.50%)
Tyson Foods, Inc., Class A	172,180	10,255,041

Household Products (0.42%)
Procter & Gamble Co.	49,400	8,556,080

Multiline Retail (0.68%)
Dollar General Corp.	163,350	13,814,509

Personal Care Products (0.76%)
Unilever PLC(b)	240,204	15,603,652

ENERGY (1.83%)
Energy Equipment & Services (0.58%)
NOV, Inc.	441,864	7,056,568
Schlumberger NV	113,865	4,776,637
		11,833,205
Oil, Gas & Consumable Fuels (1.25%)
Coterra Energy, Inc.	320,800	7,683,160
Shell PLC(b)	145,792	9,614,982
TotalEnergies SE(b)	129,992	8,400,083
		25,698,225

See Notes to Schedule of Investments.

8	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
FINANCIALS (19.53%)
Banks (4.23%)
Bank of America Corp.	343,426	$13,627,144
Citigroup, Inc.	283,757	17,763,188
Commerce Bancshares, Inc.	70,500	4,187,700
Cullen/Frost Bankers, Inc.	50,900	5,693,674
JPMorgan Chase & Co.	29,013	6,117,681
Mitsubishi UFJ Financial Group, Inc.(b)(c)	641,000	6,525,380
PNC Financial Services Group, Inc.	43,800	8,096,430
U.S. Bancorp	200,300	9,159,719
Wells Fargo & Co.	273,001	15,421,826
		86,592,742
Capital Markets (5.43%)
Ameriprise Financial, Inc.	28,600	13,436,566
BlackRock, Inc.	9,356	8,883,616
Blackstone Group LP	54,700	8,376,211
Charles Schwab Corp.	315,951	20,476,784
Goldman Sachs Group, Inc.	12,248	6,064,107
MSCI, Inc.	21,952	12,796,479
Northern Trust Corp.	59,125	5,323,024
S&P Global, Inc.	55,131	28,481,777
UBS Group AG	242,844	7,506,308
		111,344,872
Consumer Finance (1.81%)
American Express Co.	39,696	10,765,555
Capital One Financial Corp.	176,016	26,354,876
		37,120,431
Financial Services (5.14%)
Berkshire Hathaway, Inc., Class B(a)	45,389	20,890,741
Equitable Holdings, Inc.	329,928	13,866,874
Global Payments, Inc.	127,936	13,103,205
Mastercard, Inc., Class A	26,820	13,243,716
Visa, Inc., Class A	128,745	35,398,438
Voya Financial, Inc.	110,585	8,760,544
		105,263,518
Insurance (2.92%)
American International Group, Inc.	112,700	8,253,021
Aon PLC, Class A	47,738	16,516,871
Arch Capital Group, Ltd.(a)	53,296	5,962,756
MetLife, Inc.	172,133	14,197,530
Progressive Corp.	58,547	14,856,887
		59,787,065

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2024	9

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
HEALTH CARE (14.99%)
Biotechnology (0.52%)
Amgen, Inc.	32,900	$10,600,709

Health Care Equipment & Supplies (4.49%)
Alcon, Inc.	93,800	9,386,566
Baxter International, Inc.	486,104	18,457,369
Boston Scientific Corp.(a)	120,853	10,127,481
Dexcom, Inc.(a)	59,165	3,966,422
Intuitive Surgical, Inc.(a)	21,986	10,801,062
Koninklijke Philips NV	402,334	13,164,369
Medtronic PLC	197,786	17,806,674
Smith & Nephew PLC(b)(c)	264,738	8,243,941
		91,953,884
Health Care Providers & Services (5.44%)
CVS Health Corp.	229,600	14,437,248
Fresenius Medical Care AG(b)	1,156,332	24,629,871
Humana, Inc.	43,423	13,753,801
Quest Diagnostics, Inc.	86,479	13,425,865
UnitedHealth Group, Inc.	77,279	45,183,486
		111,430,271
Life Sciences Tools & Services (1.87%)
Danaher Corp.	87,411	24,302,006
Thermo Fisher Scientific, Inc.	22,596	13,977,208
		38,279,214
Pharmaceuticals (2.67%)
Bristol-Myers Squibb Co.	246,566	12,757,325
Merck & Co., Inc.	78,500	8,914,460
Novo Nordisk A/S(b)	114,323	13,612,439
Pfizer, Inc.	367,153	10,625,408
Zoetis, Inc.	45,384	8,867,126
		54,776,758
INDUSTRIALS (8.78%)
Aerospace & Defense (0.74%)
General Dynamics Corp.	28,900	8,733,580
General Electric Co.	34,340	6,475,837
		15,209,417
Building Products (2.59%)
Carlisle Cos., Inc.	39,589	17,805,153
Carrier Global Corp.	212,998	17,144,209

See Notes to Schedule of Investments.

10	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Building Products (continued)
Masco Corp.	214,129	$17,973,988
		52,923,350
Commercial Services & Supplies (1.22%)
Waste Connections, Inc.	44,190	7,902,056
Waste Management, Inc.	81,859	16,993,928
		24,895,984
Ground Transportation (0.76%)
Canadian Pacific Kansas City, Ltd.	182,579	15,617,808

Industrial Conglomerates (0.39%)
Honeywell International, Inc.	39,000	8,061,690

Machinery (1.61%)
Oshkosh Corp.	53,600	5,371,256
Parker-Hannifin Corp.	28,200	17,817,324
Xylem, Inc.	72,500	9,789,675
		32,978,255
Passenger Airlines (0.50%)
Delta Air Lines, Inc.	202,504	10,285,178

Trading Companies & Distributors (0.97%)
Ferguson Enterprises, Inc.	99,940	19,845,086

INFORMATION TECHNOLOGY (21.66%)
Electronic Equipment & Instruments (0.38%)
TE Connectivity Ltd.	51,086	7,713,475

Electronic Equipment, Instruments & Components (0.78%)
CDW Corp.	36,863	8,342,097
Teledyne Technologies, Inc.(a)	17,600	7,702,816
		16,044,913
IT Services (2.69%)
Amdocs, Ltd.	132,812	11,618,394
Cognizant Technology Solutions Corp., Class A	180,764	13,951,365
Gartner, Inc.(a)	38,277	19,397,253
Shopify, Inc., Class A(a)	98,880	7,924,243
Snowflake, Inc., Class A(a)	18,558	2,131,572
		55,022,827
Semiconductors & Semiconductor Equipment (5.77%)
ASML Holding N.V.	10,846	9,037,430

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2024	11

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	123,800	$9,939,902
Micron Technology, Inc.	94,654	9,816,566
NVIDIA Corp.	566,555	68,802,439
QUALCOMM, Inc.	63,800	10,849,190
Skyworks Solutions, Inc.	99,204	9,798,379
		118,243,906
Software (11.37%)
Adobe, Inc.(a)	38,713	20,044,817
ANSYS, Inc.(a)	31,000	9,877,530
Autodesk, Inc.(a)	38,589	10,630,498
Cadence Design Systems, Inc.(a)	33,790	9,158,104
Crowdstrike Holdings, Inc., Class A(a)	34,527	9,683,788
Intuit, Inc.	18,100	11,240,100
Microsoft Corp.	172,195	74,095,508
Palo Alto Networks, Inc.(a)	27,588	9,429,578
Salesforce, Inc.	57,391	15,708,490
ServiceNow, Inc.(a)	38,202	34,167,487
Synopsys, Inc.(a)	30,466	15,427,678
Workday, Inc., Class A(a)	54,763	13,384,625
		232,848,203
Technology Hardware, Storage & Equipment (0.67%)
Apple, Inc.	59,333	13,824,589

MATERIALS (4.61%)
Chemicals (3.11%)
Corteva, Inc.	205,700	12,093,103
Dow, Inc.	355,607	19,426,811
Ecolab, Inc.	89,485	22,848,205
RPM International, Inc.	77,800	9,413,800
		63,781,919
Construction Materials (0.55%)
Martin Marietta Materials, Inc.	20,749	11,168,149

Containers & Packaging (0.95%)
Avery Dennison Corp.	88,246	19,481,187

REAL ESTATE (0.62%)
Residential REITs (0.32%)
Equity LifeStyle Properties, Inc.	92,200	6,577,548

See Notes to Schedule of Investments.

12	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialized REITs (0.30%)
American Tower Corp.	26,316	$6,120,049

UTILITIES (1.60%)
Electric Utilities (0.68%)
Edison International	73,213	6,376,120
Xcel Energy, Inc.	118,000	7,705,400
		14,081,520
Gas Utilities (0.49%)
Atmos Energy Corp.	72,100	10,000,991

Water Utilities (0.43%)
American Water Works Co., Inc.	59,900	8,759,776

TOTAL COMMON STOCKS
(COST OF $1,512,744,596)		1,998,330,343

SHORT TERM INVESTMENTS (3.59%)
MONEY MARKET FUND (2.47%)
State Street Institutional US Government Money Market Fund, Premier Class, 4.94%(d)
(COST OF $50,549,236)	50,549,236	50,549,236

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.12%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(COST OF $22,855,622)	22,855,622	22,855,622

TOTAL SHORT TERM INVESTMENTS
(COST OF $73,404,858)		73,404,858

TOTAL INVESTMENTS (101.15%)
(COST OF $1,586,149,454)		2,071,735,201

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.15%)		(23,399,577)

NET ASSETS (100.00%)		$2,048,335,624

NET ASSET VALUE PER SHARE
(285,759,625 SHARES OUTSTANDING)		$7.17

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2024	13

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $36,958,049.
(d)	Rate reflects seven-day effective yield on September 30, 2024.

See Notes to Schedule of Investments.

14	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Security Valuation
Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2024, the Fund held no securities that were fair valued.

Security Transactions
Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities
The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Third Quarter Report (Unaudited) | September 30, 2024	15

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2024:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$36,958,049	$22,855,622	$14,824,133	$37,679,755

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

16	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,998,330,343	$–	$–	$1,998,330,343
Short Term Investments	73,404,858	–	–	73,404,858
Total	$2,071,735,201	$–	$–	$2,071,735,201

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Third Quarter Report (Unaudited) | September 30, 2024	17

Liberty All-Star® Equity Fund	Description of Lipper Benchmark and Market Indices
September 30, 2024 (Unaudited)

Dow Jones Industrial Average
A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Large-Cap Core Mutual Fund Average
The average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. These funds typically have average characteristics compared to the S&P 500® Index.

NASDAQ Composite Index
Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 1000® Growth Index (Largecap)
Measures the performance of those Russell 1000® companies with lower book-to-price ratios and higher growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index (Largecap)

Measures the performance of those Russell 1000® companies with higher book-to-price ratios and lower growth values.

S&P 500® Index
A large-cap U.S. equities index that includes 500 leading companies and represents approximately 80% of the total domestic U.S. equity market capitalization.

S&P 500® Equal Weight Index
The equal-weight version of the S&P 500®.

An investor cannot invest directly in an index.

18	www.all-starfunds.com